Quarterly Holdings Report
for
Fidelity® Cloud Computing ETF
September 30, 2022
CCE-NPRT1-1122
1.9903833.100
Common Stocks - 102.4%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 95.7%
Communications Equipment - 1.4%
NetScout Systems, Inc. (a)	8,651	270,949
IT Services - 10.4%
Atos SE (a)	20,420	163,236
Kingsoft Cloud Holdings Ltd. ADR (a)	42,402	84,380
MongoDB, Inc. Class A (a)	1,789	355,224
Snowflake, Inc. (a)	4,028	684,599
Twilio, Inc. Class A (a)	6,794	469,737
Vnet Group, Inc. ADR (a)	31,222	171,721
		1,928,897
Software - 72.7%
Alteryx, Inc. Class A (a)	5,162	288,246
Atlassian Corp. PLC (a)	2,741	577,227
Box, Inc. Class A (a)	12,410	302,680
C3.ai, Inc. (a)	12,523	156,538
Citrix Systems, Inc.	4,593	477,672
CommVault Systems, Inc. (a)	5,113	271,194
Confluent, Inc. (a)	11,139	264,774
Coupa Software, Inc. (a)	5,794	340,687
Datadog, Inc. Class A (a)	5,912	524,867
Dropbox, Inc. Class A (a)	17,294	358,332
Dynatrace, Inc. (a)	10,612	369,404
Elastic NV (a)	4,506	323,260
Five9, Inc. (a)	3,997	299,695
GitLab, Inc.	4,485	229,722
HubSpot, Inc. (a)	1,522	411,123
Kingdee International Software Group Co. Ltd. (a)	181,500	237,687
LivePerson, Inc. (a)	16,566	156,052
Micro Focus International PLC	44,592	259,045
MicroStrategy, Inc. Class A (a)	1,154	244,948
New Relic, Inc. (a)	5,226	299,868
Nutanix, Inc. Class A (a)	18,674	388,979
Open Text Corp.	13,379	355,495
Pegasystems, Inc.	6,461	207,657
Qualtrics International, Inc. (a)	18,263	185,917
Sage Group PLC	51,979	404,544
Salesforce.com, Inc. (a)	6,265	901,158
SAP SE	10,981	904,923
ServiceNow, Inc. (a)	2,109	796,379
Splunk, Inc. (a)	5,598	420,970
Sumo Logic, Inc. (a)	21,871	164,033
Teradata Corp. (a)	9,490	294,759
UiPath, Inc. Class A (a)	20,846	262,868
Verint Systems, Inc. (a)	6,241	209,573
VMware, Inc. Class A	5,100	542,946
Workday, Inc. Class A (a)	4,017	611,468
Zoom Video Communications, Inc. Class A (a)	6,772	498,351
		13,543,041
Technology Hardware, Storage & Peripherals - 11.2%
Hewlett Packard Enterprise Co.	39,602	474,432
NetApp, Inc.	7,230	447,176
Pure Storage, Inc. Class A (a)	14,348	392,705
Seagate Technology Holdings PLC	7,303	388,739
Western Digital Corp. (a)	11,571	376,636
		2,079,688
TOTAL INFORMATION TECHNOLOGY		17,822,575
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Digital Realty Trust, Inc.	5,480	543,506
Equinix, Inc.	1,230	699,673
		1,243,179
TOTAL COMMON STOCKS (Cost $29,209,428)		19,065,754

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $29,209,428)	19,065,754
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(445,492)
NET ASSETS - 100.0%	18,620,262

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	198,003	198,003	12	-	-	-	0.0%
Total	-	198,003	198,003	12	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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